Other comprehensive income (loss) (Tables)	12 Months Ended
Dec. 31, 2017
Table Text Block
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Changes in Accumulated Other Comprehensive Loss by Component [1]
		Years ended December 31,
(In thousands)		2017	2016	2015
Foreign currency translation	Beginning Balance	$(39,956)	$(35,930)	$(32,832)
	Other comprehensive loss	(3,078)	(4,026)	(3,098)
	Net change	(3,078)	(4,026)	(3,098)
	Ending balance	$(43,034)	$(39,956)	$(35,930)
Adjustment of pension and
postretirement benefit plans	Beginning Balance	$(211,610)	$(211,276)	$(205,187)
	Other comprehensive loss before
	reclassifications	(5,164)	(11,402)	(16,032)
	Amounts reclassified from accumulated other
	comprehensive loss for amortization
	of net losses	13,684	13,386	12,261
	Amounts reclassified from accumulated other
	comprehensive loss for amortization
	of prior service credit	(2,318)	(2,318)	(2,318)
	Net change	6,202	(334)	(6,089)
	Ending balance	$(205,408)	$(211,610)	$(211,276)
Unrealized net holding
losses on investments	Beginning Balance	$(68,318)	$(9,560)	$8,465
	Other comprehensive loss before
	reclassifications	(40,325)	(58,585)	(29,871)
	Other-than-temporary impairment amounts reclassified
	from accumulated other comprehensive (loss) income	6,740	167	11,959
	Amounts reclassified from accumulated other
	comprehensive (loss) income	(267)	(340)	(113)
	Net change	(33,852)	(58,758)	(18,025)
	Ending balance	$(102,170)	$(68,318)	$(9,560)
Unrealized net losses
on cash flow hedges	Beginning Balance	$(402)	$(120)	$(318)
	Other comprehensive loss before
	reclassifications	(790)	(2,203)	(2,669)
	Amounts reclassified from accumulated other
	comprehensive loss	1,152	1,921	2,867
	Net change	362	(282)	198
	Ending balance	$(40)	$(402)	$(120)
	Total	$(350,652)	$(320,286)	$(256,886)
[1] All amounts presented are net of tax.

Reclassification Out Of Accumulated Other Comprehensive Income [Table Text Block]
	Reclassifications Out of Accumulated Other Comprehensive Loss
	Affected Line Item in the	Years ended December 31,
(In thousands)	Consolidated Statements of Operations	2017	2016	2015
Adjustment of pension and postretirement benefit plans
Amortization of net losses	Personnel costs	$(22,428)	$(21,948)	$(20,100)
Amortization of prior service credit	Personnel costs	3,800	3,800	3,800
	Total before tax	(18,628)	(18,148)	(16,300)
	Income tax benefit	7,262	7,080	6,357
	Total net of tax	$(11,366)	$(11,068)	$(9,943)
Unrealized holding losses on investments
Realized gain on sale of securities	Net gain on sale and valuation adjustments
	of investment securities	$334	$379	$141
	Other-than-temporary impairment losses
	on available-for-sale debt securities	(8,299)	(209)	(14,445)
	Total before tax	(7,965)	170	(14,304)
	Income tax benefit	1,492	3	2,458
	Total net of tax	$(6,473)	$173	$(11,846)
Unrealized net losses on cash flow hedges
Forward contracts	Mortgage banking activities	$(1,888)	$(3,149)	$(4,702)
	Total before tax	(1,888)	(3,149)	(4,702)
	Income tax benefit	736	1,228	1,835
	Total net of tax	$(1,152)	$(1,921)	$(2,867)
	Total reclassification adjustments, net of tax	$(18,991)	$(12,816)	$(24,656)